UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-6014

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/10

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Connecticut Municipal Money Market Fund, Inc.

August 31, 2010 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.2%	Rate (%)	Date	Amount ($)	Value ($)
Berlin,
GO Notes, Refunding	2.00	10/1/10	615,000	615,752
Connecticut,
GO Notes	3.50	12/1/10	1,000,000	1,007,681
Connecticut,
GO Notes	4.15	4/15/11	150,000	153,279
Connecticut,
GO Notes (Liquidity Facility;
Dexia Credit Locale)	0.28	9/7/10	1,510,000 a	1,510,000
Connecticut,
GO Notes, BAN	4.00	6/1/11	180,000	184,450
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	5.50	11/1/10	250,000	252,061
Connecticut,
Special Tax Obligation
(Transportation Infrastructure
Purposes)	4.00	8/1/11	200,000	205,900
Connecticut Development Authority,
Airport Hotel Revenue,
Refunding (Bradley Airport
Hotel Project) (LOC; TD Bank)	0.28	9/7/10	8,485,000 a	8,485,000
Connecticut Development Authority,
IDR (AcuCut, Inc. Project)
(LOC; Wachovia Bank)	0.48	9/7/10	950,000 a	950,000
Connecticut Development Authority,
IDR (Lapham-Hickey Steel
Corporation Project) (LOC;
Bank of Montreal)	0.53	9/7/10	4,995,000 a	4,995,000
Connecticut Development Authority,
Water Facility Revenue,
Refunding (Connecticut Water
Company Project) (LOC; RBS
Citizens NA)	0.59	9/7/10	2,125,000 a	2,125,000

Connecticut Health and Educational
Facilities Authority, Revenue
(Community Renewal Team Issue)
(LOC; Bank of America)	0.50	9/7/10	875,000 a	875,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Eastern Connecticut Health
Network Issue) (LOC; Comerica
Bank)	0.36	9/7/10	9,915,000 a,b	9,915,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hamden Hall Country Day
School Issue) (LOC; RBS
Citizens NA)	0.40	9/7/10	3,900,000 a,c	3,900,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital for Special Care
Issue) (LOC; FHLB)	0.27	9/7/10	4,185,000 a,b	4,185,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Hospital of Saint Raphael
Issue) (LOC; KBC Bank)	0.35	9/7/10	10,000,000 a,b	10,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Mansfield Center for Nursing
and Rehabilitation Issue)
(LOC; Bank of America)	0.40	9/7/10	3,665,000 a,b	3,665,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Putters Program) (Salisbury
School Issue) (Insured;
Assured Guaranty Municipal
Corp. and Liquidity Facility;
JPMorgan Chase Bank)	0.40	9/7/10	1,500,000 a,c,d	1,500,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.33	9/7/10	5,460,000 a,c	5,460,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Hotchkiss School Issue)
(Liquidity Facility; Northern
Trust Company)	0.25	9/7/10	4,000,000 a,c	4,000,000

Connecticut Health and Educational
Facilities Authority, Revenue
(United Methodist Home of
Sharon, Inc. Issue) (LOC;
Wachovia Bank)	0.36	9/7/10	5,005,000 a,b	5,005,000
Connecticut Health and Educational
Facilities Authority, Revenue
(University of Bridgeport
Issue) (LOC; Banco Santander)	0.33	9/7/10	5,600,000 a,c	5,600,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Westminster School Issue)
(LOC; Bank of America)	0.36	9/7/10	5,805,000 a,c	5,805,000
Connecticut Health and Educational
Facilities Authority, Revenue
(Yale University Issue)	0.20	9/1/10	2,600,000 a,c	2,600,000
Hartford,
GO Notes, BAN	2.50	4/14/11	1,000,000	1,012,387
Monroe,
GO Notes	3.25	4/15/11	100,000	101,632
Plainville,
GO Notes, BAN	2.00	10/28/10	5,000,000	5,010,312
Shelton,
GO Notes, BAN	1.25	8/2/11	3,160,000	3,182,219
Stafford,
GO Notes, BAN	1.50	8/8/11	3,500,000	3,528,264
Stratford,
GO Notes, BAN	1.00	12/15/10	3,800,000	3,806,737
Torrington,
GO Notes, BAN	1.50	12/1/10	2,000,000	2,005,340

Total Investments (cost $101,641,014)			99.2%	101,641,014
Cash and Receivables (Net)			.8%	775,767
Net Assets			100.0%	102,416,781

a Variable rate demand note - rate shown is the interest rate in effect at August 31, 2010. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b At August 31, 2010, the fund had $32,770,000 or 32.0% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from health care.
c At August 31, 2010, the fund had $28,865,000 or 28.2% of net assets invested in securities whose payment of principal and interest is dependent upon revenues generated from education.
d	Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At August 31, 2010, this security amounted to $1,500,000 or 1.5% of net assets.

At August 31, 2010, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	EDR	Economic Development Revenue
EIR	Environmental Improvement Revenue	FGIC	Financial Guaranty Insurance Company
FHA	Federal Housing Administration	FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corporation	FNMA	Federal National Mortgage Association
GAN	Grant Anticipation Notes	GIC	Guaranteed Investment Contract
GNMA	Government National Mortgage Association	GO	General Obligation
HR	Hospital Revenue	IDB	Industrial Development Board
IDC	Industrial Development Corporation	IDR	Industrial Development Revenue
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MFHR	Multi-Family Housing Revenue
MFMR	Multi-Family Mortgage Revenue	PCR	Pollution Control Revenue
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	RRR	Resources Recovery Revenue
SAAN	State Aid Anticipation Notes	SBPA	Standby Bond Purchase Agreement
SFHR	Single Family Housing Revenue	SFMR	Single Family Mortgage Revenue
SONYMA	State of New York Mortgage Agency	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

Various inputs are used in determining the value of the fund's investments relating to fair value measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - unadjusted quoted prices in active markets for identical investments.
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a unadjusted quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2010 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	101,641,014
Level 3 - Significant Unobservable Inputs	-
Total	101,641,014

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

It is the fund’s policy to maintain a continuous net asset value per share of $1.00 for the fund; the fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that the fund will be able to maintain a stable net asset value per share of $1.00.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 of the Act, which has been determined by the Board of Directors to represent the fair value of the fund’s investments.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

DREYFUS CONNECTICUT MUNICIPAL MONEY MARKET FUND, INC.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	October 26, 2010

By: /s/ James Windels
James Windels Treasurer
Date:	October 26, 2010

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)